Pay vs Performance Disclosure - USD ($)	1 Months Ended	4 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2025	Nov. 17, 2024	Feb. 28, 2021	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table shows the information for the past five fiscal years of: (i) the Summary Compensation Table total compensation (see page 50) for our principal executive officer(s) (PEOs) and, on an average basis, our Non-PEO NEOs, (ii) the "compensation actually paid" to our PEO(s) and, on an average basis, our Non-PEO NEOs (in each case, as determined in accordance with SEC rules), (iii) our total shareholder return, (iv) our peer group total shareholder return, (v) our net (loss) income, and (vi) our non-GAAP operating income.

Pay Versus Performance Table
Year	Summary Compensation Table Total			Compensation Actually Paid (1)(2)			Value of initial fixed $100 investment based on:		GAAP Net (Loss) Income (in millions) $ (8)	Non-GAAP Operating Income (in millions) $ (9)*
	PEO Ganesh Moorthy $ (3)(4)	PEO Steve Sanghi $ (3)(5)	Non-PEO NEOs Average $ (3)	PEO Ganesh Moorthy $ (3)(4)	PEO Steve Sanghi $ (3)(5)	Non-PEO NEOs Average $ (3)	TSR $ (6)	Peer group TSR $ (7)
2025	5,483,531	21,414,531	1,994,880	(15,343,561)	9,573,284	(1,461,155)	155.82	301.01	(0.5)	1,078.0
2024	9,866,411		2,826,338	9,039,215		2,509,339	281.73	342.64	1,906.9	3,349.2
2023	12,276,315		4,470,204	18,075,158		6,952,662	257.73	223.07	2,237.7	3,959.8
2022	12,759,667		3,861,570	9,925,324		1,781,607	227.23	233.18	1,285.5	2,965.3
2021	3,891,467	9,289,912	1,565,347	17,506,955	38,326,570	6,600,301	231.89	209.98	349.4	2,154.1

* Refer to the reconciliation of these non-GAAP operating results to the comparable GAAP financial measure in Appendix A beginning on page 70 of this proxy statement.

Company Selected Measure Name					non-GAAP operating income
Named Executive Officers, Footnote	The following table shows the PEO(s) and Non-PEO NEOs for each of the past five fiscal years:

Year	PEO(s)	Non-PEO NEOs
2025	Ganesh Moorthy, Steve Sanghi(4)	Richard J. Simoncic, J. Eric Bjornholt, Mathew B. Bunker and Joseph R. Krawczyk II
2024	Ganesh Moorthy	Steve Sanghi, Richard J. Simoncic, Stephen V. Drehobl and J. Eric Bjornholt
2023	Ganesh Moorthy	Steve Sanghi, Richard J. Simoncic, Stephen V. Drehobl and J. Eric Bjornholt
2022	Ganesh Moorthy	Steve Sanghi, Richard J. Simoncic, Stephen V. Drehobl and J. Eric Bjornholt
2021	Steve Sanghi, Ganesh Moorthy(5)	Richard J. Simoncic, Stephen V. Drehobl and J. Eric Bjornholt

Peer Group Issuers, Footnote					Our peer group is comprised of the component companies of the PHLX Semiconductor Index (the "Peer Index") for each applicable fiscal year.
Adjustment To PEO Compensation, Footnote	The following table shows the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our PEO(s) and the average Compensation Actually Paid to our Non-PEO NEOs for each of the required fiscal years.

Adjustments to Reported Summary Compensation Table Total for PEO and Non-PEO Named Executive Officers
Year	PEO/NEO	Summary Compensation Table Total ($)	Grant date fair value of equity awards reported in summary compensation table ($)	Year-end fair value of awards granted during the year which were unvested at year-end ($)	Year-over-year change in fair value of outstanding and unvested awards ($)	Year-over-year change in fair value of awards granted in prior years which vested during the year ($)	Value as of prior year-end for awards forfeited during the year ($)	Total Adjustments ($)	Compensation Actually Paid ($)
2025	PEO Ganesh Moorthy	5,483,531	(4,765,317)	—	—	4,829,464	(20,891,239)	(20,827,092)	(15,343,561)
	PEO Steve Sanghi	21,414,531	(20,961,651)	17,853,625	(7,253,156)	(1,480,065)	—	(11,841,247)	9,573,284
	Non-PEO NEOs Average	1,994,880	(1,732,828)	993,240	(2,457,991)	(258,455)	—	(3,456,035)	(1,461,155)
2024	PEO Ganesh Moorthy	9,866,411	(8,229,378)	7,973,873	(314,990)	(188,324)	(68,377)	(827,196)	9,039,215
	Non-PEO NEOs Average	2,826,338	(2,237,589)	2,105,737	(6,220)	(152,019)	(26,908)	(316,999)	2,509,339
2023	PEO Ganesh Moorthy	12,276,315	(8,714,501)	11,547,993	2,933,878	122,240	(90,767)	5,798,843	18,075,158
	Non-PEO NEOs Average	4,470,204	(3,305,357)	4,376,401	1,389,363	95,375	(73,324)	2,482,458	6,952,662
2022	PEO Ganesh Moorthy	12,759,667	(10,538,056)	10,038,862	(1,396,136)	(83,697)	(855,316)	(2,834,343)	9,925,324
	Non-PEO NEOs Average	3,861,570	(2,951,513)	2,754,243	(1,126,361)	(67,010)	(689,322)	(2,079,963)	1,781,607
2021	PEO Steve Sanghi	9,289,912	(7,384,078)	11,009,092	19,162,790	6,248,855	—	29,036,658	38,326,570
	PEO Ganesh Moorthy	3,891,467	(3,170,379)	4,747,577	9,156,007	2,882,283	—	13,615,488	17,506,955
	Non-PEO NEOs Average	1,565,347	(1,200,869)	1,798,949	3,365,905	1,070,969	—	5,034,954	6,600,301

Non-PEO NEO Average Total Compensation Amount					$ 1,994,880	$ 2,826,338	$ 4,470,204	$ 3,861,570	$ 1,565,347
Non-PEO NEO Average Compensation Actually Paid Amount					$ (1,461,155)	2,509,339	6,952,662	1,781,607	6,600,301
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our PEO(s) and the average Compensation Actually Paid to our Non-PEO NEOs for each of the required fiscal years.

Adjustments to Reported Summary Compensation Table Total for PEO and Non-PEO Named Executive Officers
Year	PEO/NEO	Summary Compensation Table Total ($)	Grant date fair value of equity awards reported in summary compensation table ($)	Year-end fair value of awards granted during the year which were unvested at year-end ($)	Year-over-year change in fair value of outstanding and unvested awards ($)	Year-over-year change in fair value of awards granted in prior years which vested during the year ($)	Value as of prior year-end for awards forfeited during the year ($)	Total Adjustments ($)	Compensation Actually Paid ($)
2025	PEO Ganesh Moorthy	5,483,531	(4,765,317)	—	—	4,829,464	(20,891,239)	(20,827,092)	(15,343,561)
	PEO Steve Sanghi	21,414,531	(20,961,651)	17,853,625	(7,253,156)	(1,480,065)	—	(11,841,247)	9,573,284
	Non-PEO NEOs Average	1,994,880	(1,732,828)	993,240	(2,457,991)	(258,455)	—	(3,456,035)	(1,461,155)
2024	PEO Ganesh Moorthy	9,866,411	(8,229,378)	7,973,873	(314,990)	(188,324)	(68,377)	(827,196)	9,039,215
	Non-PEO NEOs Average	2,826,338	(2,237,589)	2,105,737	(6,220)	(152,019)	(26,908)	(316,999)	2,509,339
2023	PEO Ganesh Moorthy	12,276,315	(8,714,501)	11,547,993	2,933,878	122,240	(90,767)	5,798,843	18,075,158
	Non-PEO NEOs Average	4,470,204	(3,305,357)	4,376,401	1,389,363	95,375	(73,324)	2,482,458	6,952,662
2022	PEO Ganesh Moorthy	12,759,667	(10,538,056)	10,038,862	(1,396,136)	(83,697)	(855,316)	(2,834,343)	9,925,324
	Non-PEO NEOs Average	3,861,570	(2,951,513)	2,754,243	(1,126,361)	(67,010)	(689,322)	(2,079,963)	1,781,607
2021	PEO Steve Sanghi	9,289,912	(7,384,078)	11,009,092	19,162,790	6,248,855	—	29,036,658	38,326,570
	PEO Ganesh Moorthy	3,891,467	(3,170,379)	4,747,577	9,156,007	2,882,283	—	13,615,488	17,506,955
	Non-PEO NEOs Average	1,565,347	(1,200,869)	1,798,949	3,365,905	1,070,969	—	5,034,954	6,600,301

Compensation Actually Paid vs. Total Shareholder Return
In accordance with SEC rules, the chart below illustrates how "compensation actually paid" (CAP) to our NEOs aligns with our financial performance as measured by our total shareholder return, and our peer group total shareholder return.

Compensation Actually Paid vs. Net Income
In accordance with SEC rules, the chart below illustrates how "compensation actually paid" (CAP) to our NEOs aligns with our GAAP net (loss) income, and our non-GAAP operating income, which is the company selected measure.

Compensation Actually Paid vs. Company Selected Measure
In accordance with SEC rules, the chart below illustrates how "compensation actually paid" (CAP) to our NEOs aligns with our GAAP net (loss) income, and our non-GAAP operating income, which is the company selected measure.

Total Shareholder Return Vs Peer Group
In accordance with SEC rules, the chart below illustrates how "compensation actually paid" (CAP) to our NEOs aligns with our financial performance as measured by our total shareholder return, and our peer group total shareholder return.

Tabular List, Table

Important Financial Performance Measures
Net Sales
Gross Profit Percentage (Non-GAAP)
Operating Expenses (Non-GAAP)
Operating Income (Non-GAAP)
Diluted Net Income Per Common Share (Non-GAAP)
Cash Flow from Operating Activities

Total Shareholder Return Amount					$ 155.82	281.73	257.73	227.23	231.89
Peer Group Total Shareholder Return Amount					301.01	342.64	223.07	233.18	209.98
Net Income (Loss)					$ (500,000)	$ 1,906,900,000	$ 2,237,700,000	$ 1,285,500,000	$ 349,400,000
Company Selected Measure Amount					1,078,000,000	3,349,200,000	3,959,800,000	2,965,300,000	2,154,100,000
PEO Name	Ganesh Moorthy	Steve Sanghi	Ganesh Moorthy	Steve Sanghi		Ganesh Moorthy	Ganesh Moorthy	Ganesh Moorthy
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of "compensation actually paid," as calculated in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our executives during the applicable year. In accordance with SEC rules, certain adjustments were made to the "Summary Compensation Table" total compensation to determine the amount of "compensation actually paid," including adding (i) the year-end fair value of equity awards granted during the reported year, and (ii) the change in the fair value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. For purposes of calculating "compensation actually paid," the fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (FASB ASC Topic 718) using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the "Summary Compensation Table" (see page 50 for additional information).Effective November 18, 2024, Mr. Moorthy retired as PEO and Mr. Sanghi was appointed as PEO and Chair of the Board.
(5)Effective March 1, 2021, Mr. Sanghi transitioned from PEO and Chair of the Board of Directors to an Executive Chair role, and Mr. Moorthy was appointed as PEO and continued to serve as President.
(6)Pursuant to SEC rules, the Microchip TSR and Peer Group TSR are determined based on the value of an initial fixed investment of $100 on March 31, 2020 through the end of the listed fiscal year.
Represents GAAP net (loss) income for each of the years shown.
In accordance with SEC rules, the following table lists the financial performance measures that, in our assessment, represent the unranked, but most important financial performance measures used to link "compensation actually paid" to our NEOs to company performance for fiscal 2025, as further described in our Compensation Discussion and Analysis within the sections titled "Elements of Compensation - Base Salaries" (see page 37) and "Elements of Compensation - Equity Compensation" (see page 39).

Measure:: 1
Pay vs Performance Disclosure
Name					Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name					Gross Profit Percentage (Non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name					Operating Expenses (Non-GAAP)
Measure:: 4
Pay vs Performance Disclosure
Name					Operating Income (Non-GAAP)
Non-GAAP Measure Description					Our Company-Selected Measure, as required by Item 402(v) of Regulation S-K, is non-GAAP operating income, which, in our assessment, represents the most important financial performance measure linking fiscal 2025 NEO compensation actually paid to company performance.
Measure:: 5
Pay vs Performance Disclosure
Name					Diluted Net Income Per Common Share (Non-GAAP)
Measure:: 6
Pay vs Performance Disclosure
Name					Cash Flow from Operating Activities
Ganesh Moorthy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 5,483,531	$ 9,866,411	$ 12,276,315	$ 12,759,667	$ 3,891,467
PEO Actually Paid Compensation Amount					(15,343,561)	9,039,215	18,075,158	9,925,324	17,506,955
Steve Sanghi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					21,414,531				9,289,912
PEO Actually Paid Compensation Amount					9,573,284				38,326,570
PEO | Ganesh Moorthy [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(20,827,092)	(827,196)	5,798,843	(2,834,343)	13,615,488
PEO | Ganesh Moorthy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,765,317)	(8,229,378)	(8,714,501)	(10,538,056)	(3,170,379)
PEO | Ganesh Moorthy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	7,973,873	11,547,993	10,038,862	4,747,577
PEO | Ganesh Moorthy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(314,990)	2,933,878	(1,396,136)	9,156,007
PEO | Ganesh Moorthy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,829,464	(188,324)	122,240	(83,697)	2,882,283
PEO | Ganesh Moorthy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(20,891,239)	(68,377)	(90,767)	(855,316)	0
PEO | Steve Sanghi [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(11,841,247)				29,036,658
PEO | Steve Sanghi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(20,961,651)				(7,384,078)
PEO | Steve Sanghi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					17,853,625				11,009,092
PEO | Steve Sanghi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(7,253,156)				19,162,790
PEO | Steve Sanghi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,480,065)				6,248,855
PEO | Steve Sanghi [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0				0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,456,035)	(316,999)	2,482,458	(2,079,963)	5,034,954
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,732,828)	(2,237,589)	(3,305,357)	(2,951,513)	(1,200,869)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					993,240	2,105,737	4,376,401	2,754,243	1,798,949
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,457,991)	(6,220)	1,389,363	(1,126,361)	3,365,905
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(258,455)	(152,019)	95,375	(67,010)	1,070,969
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ (26,908)	$ (73,324)	$ (689,322)	$ 0